Fair Value of Assets and Liabilities - Summary of Financial Assets and Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial Assets
Cash and balances with central banks		€ 49,987	[1]		€ 21,989	[1],[2]	€ 18,144
Loans and advances to banks		30,422	[1]		28,811	[1],[2]	28,858
Financial assets at fair value through profit or loss
- trading assets	[1]	50,152			116,748	[2]
- non-trading derivatives	[1]	2,664			2,231	[2]
- Assets mandatorily at fair value through profit or loss	[1]	64,783
- Assets designated as at fair value through profit or loss	[1]	2,887			4,242	[2]
Investments
Available-for-sale investments	[2]				69,730
Held-to-maturity investments	[2]				9,343
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income	[1]	31,223
Loans and advances to customers		589,653			571,909	[1],[2]
Securities at AC	[1]	47,276
Other assets		7,397			11,744
Total		876,444			836,747
Financial liabilities
Deposits from banks		37,330	[1]		36,821	[1]	31,964
Customer deposits	[1]	555,729			539,828
Financial liabilities at fair value through profit or loss
- trading liabilities	[1]	31,215			73,596
- non-tradingderivatives	[1]	2,299			2,331
- designated at fair value through profit or loss		59,179	[1]	€ 37,161	11,215	[1]
Other liabilities		12,117			14,488
Debt securities in issue	[1]	119,751			96,086
Subordinated loans		13,724	[1]		15,968	[1]	€ 17,223
Total		831,345			790,333
Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		3,228
Debt securities [member]
Financial Assets
Loans and advances to banks	[2]				265
Financial assets at fair value through profit or loss
- trading assets		5,213			7,477	[2]
- Assets mandatorily at fair value through profit or loss		1,103
- Assets designated as at fair value through profit or loss		2,114			1,739	[2]
Investments
Available-for-sale investments	[2]				65,747
Held-to-maturity investments	[2]				9,343
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		25,616
Loans and advances to customers	[2]				5,099
Securities at AC		47,276
Total		81,323			89,670
Financial liabilities at fair value through profit or loss
- trading liabilities		5,363			5,126
- designated at fair value through profit or loss		8,216			8,985
Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		2,379
Estimated fair value [member]
Financial Assets
Cash and balances with central banks		49,987			21,989
Loans and advances to banks		30,549			28,911
Financial assets at fair value through profit or loss
- trading assets		50,152			116,748
- non-trading derivatives		2,664			2,231
- Assets mandatorily at fair value through profit or loss		64,783
- Assets designated as at fair value through profit or loss		2,887			4,242
Investments
Available-for-sale investments					69,730
Held-to-maturity investments					9,378
Financial assets at fair value through other comprehensive income [abstract]
Loans and advances to customers		602,841			587,476
Other assets		7,397			11,744
Total		890,299			852,449
Financial liabilities
Deposits from banks		37,631			36,868
Customer deposits		556,127			540,547
Financial liabilities at fair value through profit or loss
- trading liabilities		31,215			73,596
- non-tradingderivatives		2,299			2,331
- designated at fair value through profit or loss		59,179			11,215
Other liabilities		12,117			14,488
Debt securities in issue		119,893			96,736
Subordinated loans		13,519			16,457
Total		831,980			€ 792,238
Estimated fair value [member] | Equity securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		3,228
Estimated fair value [member] | Debt securities [member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		25,616
Securities at AC		47,815
Estimated fair value [member] | Loans And Advances [Member]
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income		€ 2,379

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.